Finance and other income	12 Months Ended
Dec. 31, 2021
Finance And Other Income [Abstract]
Finance and other income
9.	Finance and other income

	Year ended December 31,
	2021	2020	2019
	£000s	£000s	£000s
Bank interest receivable	10	129	27
Total Finance and other income	10	129	27